May 1, 1997



Office of Records
Securities and Exchange Commission
450 Fifth Street
Washington, DC 20549

RE:  The Enterprise Group of Funds,
     Inc. Registration No. 2-28097
     Rule 497 filing

Dear Sir or Madam:

The following amendments to the prospectus dated May 1, 1997 are filed pursuant to Rule 497(e) by supplement or sticker to the above-referenced Fund. No changes were necessary to the cross-referenced Fund. No changes were necessary to the cross-reference sheet.
Thank you for your assistance.
Sincerely,

Catherine R. McClellan
Senior Vice President and Chief Counsel